Concentrations and Risks (Details Narrative) - SGD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Accounts receivable outstanding	$ 40,000
Minimum [Member]
Concentration Risk [Line Items]
Interest rate	2.50%	2.50%
Maximum [Member]
Concentration Risk [Line Items]
Interest rate	4.82%	4.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk	100.00%